NOTE 8 - LONG TERM PREPAYMENT - Movie Copyrights and Broadcast Rights Pre-Payments (Details) - USD ($)	1 Months Ended
	Jul. 31, 2021	May 31, 2020	Nov. 30, 2019	May 31, 2022	Mar. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				$ 1,796,265		$ 761,600	$ 1,742,080
Movie Copyright Lu Shang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite-Lived Intangible Assets, Gross				256,000	$ 256,000
Lushang Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets						256,000
Acquisition Costs, Period Cost		$ 256,000	$ 256,000
Qi Qing Kuai Cheopyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets						505,600
T V Drama Series Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				525,000
Too Simple Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				1,271,265
Total Copyright Prepayment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				1,796,265		761,600
Qi Qing Kuai Che Copyright Online [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition Costs, Period Cost		115,200	115,200
Qi Qing Kuai Che Copyright Full Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition Costs, Period Cost		908,800	908,800
Qi Qing Kuai Che Copyright [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets						505,600
Acquisition Costs, Period Cost		$ 1,024,000	$ 1,024,000
Too Simple [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets				$ 1,271,265		$ 644,785
Acquisition Costs, Period Cost	$ 1,271,265